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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an amended annual filing for 1 of its series, Evergreen Municipal Bond Fund, for the year ended May 31, 2006. This series has a May 31, fiscal year end.

Date of reporting period: May 31, 2006

This form N-CSR/A amends the Form N-CSR of the registrant for the fiscal year and reporting period ended May 31, 2006 filed with the Securities and Exchange Commission on August 7, 2006. Subsequent to the issuance of its May 31, 2006 financial statements, the Fund determined that its transfer of certain municipal fixed-rate bonds to special purpose tender option bond trusts in connection with its participation in inverse floater structures did not meet the criteria for sale accounting under FAS No. 140 and should have been accounted for as secured borrowings. Accordingly, the Fund has restated the Statements of Assets and Liabilities as of May 31, 2006 and the related Statement of Operations and Statements of Changes in Net Assets for the year then ended and the Financial Highlights for each of the five years in the period then ended.

Item 1 - Reports to Stockholders.

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006 (Restated January 25, 2007).

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board ("Fed"), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio's duration short and focused on higher-yielding "cushion" bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund's

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen's municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Restatement of Financial Statements:

The financial statements contained within this Annual Report as of May 31, 2006 have been restated effective January 25, 2007, to reflect a change in the accounting treatment of certain kinds of municipal securities known as inverse floaters. Please refer to Note 12 of the Financial Statements for more information and for the effects of this restatement.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	-3.15%	-3.88%	0.03%	N/A

1-year w/o sales charge	1.72%	1.01%	1.01%	2.03%

5-year	4.03%	3.95%	4.29%	5.33%

10-year	4.40%	4.28%	4.28%	5.02%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 1.72% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 1.89%.

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax, while preserving capital.

The dominant influence on the municipal bond market, as well as on the fixed-income markets in general, was the flattening of the yield curve during the twelve months, as the difference between yields of long-term and short-term securities tightened. As a result, by the end of the fiscal year, the difference between the yields of 1-year and 30-year municipals had narrowed to just 92 basis points. This narrowing of the gap between long-term and shorter-term yields resulted in longer maturities outperforming intermediate-term securities, the latter of which tended to suffer greater price losses as the yields rose faster. By quality, in a period of persisting economic expansion and improving corporate profitability, lower-rated bonds tended to outperform high-grade issues.

As the yield curve flattened, we looked ahead to what might seem to be the next likely trend in the market. We anticipated that historical relationships between yields of different maturities would start to reassert themselves and the yield curve would steepen once again-leading to outperformance in the intermediate part of the yield curve. Accordingly, we reduced our positions in longer-maturity bonds, those with maturities from 20 to 30 years-and focused more on the intermediate part of the yield curve-securities with maturities of eight to fifteen years. We continued to invest principally in better quality issues, with the average credit quality remaining at AA. Duration, which is a measure of price sensitivity to changes in interest rates, was 5.16 years at the end of the fiscal year.

Performance surpassed the median of the competitive universe, as reflected in the Lipper General Municipal Debt Funds category, while it trailed the LBMBI. While the fund maintained its overall high-quality focus, we looked for interesting opportunities in the lower tiers of the investment-grade universe-bonds rated A and BBB. As lower-rated bonds tended to outperform the higher-rated bonds, our investments in lower-rated investment-grade bonds, especially in the health care sector, helped boost fund performance. At the end of the period,14.5% of the fund's assets were invested in health care bonds, principally hospital bonds, which was one of the better performing sectors of the municipal bond market. In addition, maintaining positions in bonds with maturities greater than twenty years helped during a period when longer-term maturities outperformed the overall market.

However, our decision to reduce positions in longer-maturity bonds and to place greater emphasis on bonds with maturities from eight to fifteen years appears to have been premature, as those securities underperformed during the period as the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

As discussed in Note 12 in the Notes to the Financial Statements, the Fund's financial statements have been restated to reflect the accounting for certain inverse floater structures that resulted in the recording of interest expense affecting the expense example below.

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.94	$ 4.37
Class B	$ 1,000.00	$ 1,010.42	$ 8.12
Class C	$ 1,000.00	$ 1,010.42	$ 8.12
Class I	$ 1,000.00	$ 1,015.46	$ 3.12
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.59	$ 4.38
Class B	$ 1,000.00	$ 1,016.85	$ 8.15
Class C	$ 1,000.00	$ 1,016.85	$ 8.15
Class I	$ 1,000.00	$ 1,021.84	$ 3.13

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS (As restated. See Note 12.)

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.29	0.29	0.30	0.31	0.33 [1]
Net realized and unrealized gains or losses on investments	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.13	0.60	0	0.70	0.38

Distributions to shareholders from
Net investment income	(0.29)	(0.29)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	1.72%	8.42%	(0.01%)	10.02%	5.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$639,031	$679,263	$698,151	$822,233	$826,268
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[3]	0.87%	0.92%	0.94%	0.96%	0.93%
Expenses excluding waivers/reimbursements and
expense reductions[3]	0.92%	0.93%	0.94%	0.96%	0.93%
Interest and fee expense[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.80%	0.85%	0.88%	0.83%	0.84%
Net investment income (loss)	3.88%	3.90%	4.04%	4.27%	4.55%
Portfolio turnover rate	125%	145%	143%	106%	83%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]The expense ratio includes interest and fee expense.
[4]Interest and fee expense relates to the liability for floating ra te notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS (As restated. See Note 12.)

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.23 [1]	0.24 [1]	0.25 [1]	0.27	0.27 [1]
Net realized and unrealized gains or losses on investments	(0.15)	0.31	(0.30)	0.38	0.05

Total from investment operations	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,260	$17,955	$21,776	$26,484	$26,506
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[3]	1.62%	1.63%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements and
expense reductions[3]	1.62%	1.63%	1.64%	1.71%	1.68%
Interest and fee expense[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	125%	145%	143%	106%	83%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]The expense ratio includes interest and fee expense.
[4]Interest and fee expense relates to the liability for floating ra te notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS (As restated. See Note 12.)

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.23	0.24	0.25	0.26	0.27 [1]
Net realized and unrealized gains or losses on investments	(0.15)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return[2]	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,498	$37,197	$39,461	$45,710	$42,462
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[3]	1.62%	1.63%	1.64%	1.71%	1.68%
Expenses excluding waivers/reimbursements and
expense reductions[3]	1.62%	1.63%	1.64%	1.71%	1.68%
Interest and fee expense[4]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	125%	145%	143%	106%	83%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]The expense ratio includes interest and fee expense.
[4]Interest and fee expense relates to the liability for floating ra te notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS (As restated. See Note 12.)

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.33 [1]	0.34 [1]
Net realized and unrealized gains or losses on investments	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.15	0.62	0.02	0.72	0.39

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.32)	(0.33)	(0.34)

Net asset value, end of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Total return	2.03%	8.75%	0.29%	10.30%	5.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$194,430	$156,892	$101,084	$15,583	$1,778
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions[2]	0.62%	0.63%	0.64%	0.71%	0.68%
Expenses excluding waivers/reimbursements and
expense reductions[2]	0.62%	0.63%	0.64%	0.71%	0.68%
Interest and fee expense[3]	0.07%	0.07%	0.06%	0.13%	0.09%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.55%	0.57%	0.58%	0.58%	0.59%
Net investment income (loss)	4.14%	4.19%	4.31%	4.51%	4.81%
Portfolio turnover rate	125%	145%	143%	106%	83%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]The expense ratio includes interest and fee expense.
[3]Interest and fee expense relates to the liability for floating ra te notes issued in conjunction with inverse floater securities transactions (See Note 2c.)

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.5%
AIRPORT 3.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,495,000	$2,650,663
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA) + (h)	12,000,000	12,827,520
5.50%, 11/01/2021, (Insd. by FSA) + (h)	5,680,000	6,064,593
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,257,150
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,108,117
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020,
(Insd. by FGIC)	2,000,000	2,158,020

		31,066,063

COMMUNITY DEVELOPMENT DISTRICT 2.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,983,160
6.00%, 07/01/2030	7,930,000	7,869,653
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,410,609
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,482,847
5.10%, 09/01/2018	2,500,000	2,518,750
5.125%, 09/01/2019	2,975,000	2,994,575
5.15%, 09/01/2020	2,105,000	2,115,441

		25,375,035

CONTINUING CARE RETIREMENT COMMUNITY 4.3%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	725,018
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc., Proj.:
6.00%, 11/15/2026	7,000,000	7,286,580
6.00%, 11/15/2036	3,000,000	3,098,700
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,040,300
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge.,
United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,321,606
5.25%, 10/01/2024	2,500,000	2,545,975
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,739,175
6.00%, 11/15/2036	3,500,000	3,637,060
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033,
(Insd. by ACA)	3,500,000	3,725,715
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,006,440

		38,126,569

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 4.2%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	$ 1,315,000	$1,380,632
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,205,414
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj.,
5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	3,020,000	3,143,005
New Jersey EDA RB, Sch. Facs. Construction, Ser. G, 5.00%, 09/01/2015,
(Insd. by MBIA)	13,975,000	14,713,998
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,063,579
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	9,873,938
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021,
(Insd. by FHA & FSA)	3,835,000	3,958,333
Washington State Univ. RRB, Hsg. & Dining, 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,037,070

		37,375,969

ELECTRIC REVENUE 1.5%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	12,790,900
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	571,830

		13,362,730

GENERAL OBLIGATION - LOCAL 14.8%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	2,000,000	2,359,580
Clark Cnty., NV Refunding GO, 4.75%, 06/01/2021, (Insd. by FSA) #	10,000,000	10,240,000
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,665,000	1,786,545
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,656,500
7.10%, 12/01/2013	2,000,000	2,400,340
Fairfax Cnty., VA Refunding GO, Pub. Impt. Proj., Ser. B, 5.00%, 10/01/2016	5,060,000	5,395,022
Frederick Cnty., MD Refunding GO, Pub. Facs. Proj., 5.00%, 08/01/2014	5,000,000	5,369,300
King Cnty., WA Sch. Dist. No. 411 Issaquah Refunding GO, 6.375%, 12/01/2008	7,500,000	7,804,200
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,749,725
Los Angeles, CA Refunding GO, Ser. B, 5.00%, 09/01/2019, (Insd. by FSA)	7,450,000	7,861,538
Los Angeles, CA Unified Sch. Dist. GO, Ser. E, 5.00%, 07/01/2018,
(Insd. by AMBAC)	11,695,000	12,358,925
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	514,690
Montgomery Cnty., MD Refunding GO, Ser. A, 5.25%, 11/01/2012	10,390,000	11,258,812
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%,
08/01/2020, (Insd. by MBIA)	4,130,000	4,346,866
New York, NY GO:
Ser. G:
5.00%, 08/01/2020	5,000,000	5,189,950
5.00%, 12/01/2021	10,000,000	10,314,300
Ser. H, 5.00%, 08/01/2019, (Insd. by AMBAC)	10,000,000	10,481,900
Ser. I, 5.00%, 08/01/2017	5,000,000	5,280,900
Ser. K, 5.00%, 08/01/2021	5,000,000	5,166,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	$ 500,000	$613,270
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017,
(Insd. by MBIA)	10,000,000	10,606,000
San Diego, CA Unified Sch. Dist. GO, Election of 1998, Ser. G, 5.00%,
07/01/2018, (Insd. by FSA)	3,675,000	3,883,630
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012,
(Insd. by AMBAC)	300,000	303,864
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A, 5.00%,
08/01/2020, (Insd. by FGIC)	1,415,000	1,489,302

		130,431,959

GENERAL OBLIGATION - STATE 8.6%
Connecticut GO:
Ser. A, 5.00%, 12/15/2015, (Insd. by FSA)	5,000,000	5,365,300
Ser. D, 5.00%, 11/15/2013, (Insd. by FSA)	8,000,000	8,561,760
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	6,962,683
Maryland GO, Capital Impt. Proj., Ser. A, 5.25%, 02/15/2014	19,480,000	21,221,317
North Carolina GO, Pub. Impt. Proj., Ser A:
5.25%, 03/01/2014	10,000,000	10,890,000
5.50%, 03/01/2015	5,270,000	5,853,758
North Carolina Refunding GO, Ser. B, 5.00%, 04/01/2014	10,000,000	10,728,900
Texas GO, Veteran's Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,028,770
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,145,270
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,359,825

		76,117,583

HOSPITAL 15.1%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%,
11/15/2023	4,000,000	4,542,120
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	5,000,000	5,153,700
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,144,680
Illinois Hlth. Facs. Auth. RB,Edward Hosp. :
5.50%, 02/15/2013, (Insd. by FSA) + (h)	2,680,000	2,860,230
5.50%, 02/15/2014, (Insd. by FSA) + (h)	2,830,000	3,011,799
5.50%, 02/15/2015, (Insd. by FSA) + (h)	1,730,000	1,844,388
5.50%, 02/15/2016, (Insd. by FSA) + (h)	3,150,000	3,373,713
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,438,650
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%,
08/15/2035	5,750,000	5,764,490
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,367,700
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries:
Ser. B, SAVRS, 3.70%, 07/01/2030	15,300,000	15,300,000
Ser. C, SAVRS, 3.65%, 07/01/2030	13,375,000	13,375,000
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%,
07/01/2026	2,000,000	2,022,820

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	$ 1,350,000	$1,437,466
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,093,659
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,079,440
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors' Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,680,000	3,683,864
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,775,255
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,366,655
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,297,281
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020,
(Insd. by MBIA)	2,500,000	2,961,525
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,095,220
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,954,752
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	825,000	950,086
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,279,973
6.00%, 11/15/2035	5,000,000	5,369,450
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	811,838
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,417,450
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%,
05/01/2034	3,815,000	4,138,550
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%,
08/15/2022	7,500,000	8,175,225

		133,086,979

HOUSING 4.6%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC:
U.S. Bancorp)	2,800,000	2,910,096
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 (n)	150,000	120,900
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FNMA, FHLMC &
GNMA)	70,000	71,770
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by FNMA)	2,685,000	2,934,195
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	640,000	652,025
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	2,310,000	2,344,812
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,451,560
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,014,580
Georgia HFA SFHRB, Sub-Ser. D-4, 5.65%, 06/01/2021	740,000	756,073
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,155,000	1,199,964
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,540,000	1,576,313
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,802,993
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by
MBIA)	85,000	85,769

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	$ 3,200,000	$3,248,736
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA &
GNMA)	880,000	902,792
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,514
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	65,000	65,311
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	305,000	306,592
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.,
Inc.)	5,940,000	6,133,525
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,385,000	1,450,621
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,075,000	1,106,422
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,545,000	1,547,735
5.00%, 07/01/2034	4,495,000	4,585,574
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	105,000	109,150
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	645,000	645,374

		41,043,396

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%,
12/01/2021, (Insd. by AMBAC)	3,000,000	3,083,550
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant:
Ser. 1994, SAVRS, 3.75%, 10/01/2032	16,730,000	16,730,000
Ser. 1995, SAVRS, 3.75%, 10/01/2032	13,700,000	13,700,000
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,089,977
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,646,550
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,301,586
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,037,100
5.50%, 01/01/2015	5,000,000	5,058,250
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	3,000,000	2,974,110
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd.
by FedEx)	10,000,000	10,295,500
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,089,870
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	2,000,000	2,149,820

		78,156,313

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.9%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	$ 2,485,000	$2,586,040
5.00%, 12/01/2022	2,610,000	2,712,025
Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children's Ed. Proj.,
5.25%, 12/01/2025	2,000,000	2,056,020
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	645,000	647,180

		8,001,265

MISCELLANEOUS REVENUE 2.5%
Franklin, WI Solid Waste Disp. RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2016	10,000,000	10,018,600
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049
144A	2,000,000	2,005,840
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,211,600

		22,236,040

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd.
by FGIC)	1,500,000	1,523,445

PRE-REFUNDED 6.3%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,626,470
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,125,584
6.25%, 08/15/2022	5,000,000	5,652,050
6.375%, 08/15/2027	3,000,000	3,411,720
6.50%, 08/15/2032	5,000,000	5,720,400
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%,
07/01/2016	11,600,000	11,619,952
New Jersey EDA RB, Sch. Facs. Construction:
Ser. F, 5.25%, 06/15/2022, (Insd. by FGIC)	5,445,000	5,897,752
Ser. I, 5.00%, 09/01/2021, (Insd. by FGIC)	6,595,000	7,065,157
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	6,675,000	7,882,841
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	969,162

		55,971,088

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,193,360

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,688,307

RESOURCE RECOVERY 0.5%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,990,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 4.7%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	$11,565,000	$12,200,265
5.25%, 01/01/2020	6,000,000	6,294,060
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,350
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,354
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,363
5.50%, 03/01/2014, (Insd. by FGIC) + (h)	1,820,000	1,947,236
5.50%, 03/01/2015, (Insd. by FGIC) + (h)	1,730,000	1,850,944
5.50%, 03/01/2016, (Insd. by FGIC) + (h)	2,030,000	2,173,744
5.625%, 03/01/2017, (Insd. by FGIC) + (h)	2,150,000	2,306,069
5.625%, 03/01/2018, (Insd. by FGIC) + (h)	2,280,000	2,445,505
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,282,600

		41,516,490

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,009,620
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,206,540

		4,216,160

SPECIAL TAX 1.5%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	660,000	670,151
Louisiana Citizens Property Insurance Corp. Assmt. RB, Ser. B, 5.25%, 06/01/2014,
(Insd. by AMBAC)	3,000,000	3,219,120
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	250,835
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	9,000,000	9,504,720

		13,644,826

STUDENT LOAN 0.5%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,463,294
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,002,810
NEBHELP, Inc., Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by
MBIA)	785,000	793,454
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,302,653

		4,562,211

TOBACCO REVENUE 1.6%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1:
5.50%, 06/01/2021	10,000,000	10,731,300
5.50%, 06/01/2022	3,000,000	3,217,500

		13,948,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 8.0%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	$ 4,185,000	$4,422,331
Georgia Road & Thruway Auth. RB, 5.00%, 10/01/2018	5,000,000	5,278,050
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,338,850
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,413,050
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,405,033
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	5,155,000	5,637,199
New Jersey TTFA RRB, Trans. Sys., Ser. B, 5.25%, 12/15/2017, (Insd. by FGIC)	5,000,000	5,376,900
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2:
5.00%, 04/01/2016, (Insd. by FGIC)	10,000,000	10,654,000
5.00%, 04/01/2017, (Insd. by FGIC)	13,215,000	14,021,511
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	3,861,823
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,456,400

		70,865,147

WATER & SEWER 4.3%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,745,000
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,171,013
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,037,610
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment
Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,245,510
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%,
08/01/2028	9,000,000	9,476,640
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	466,302
Ser. E, 6.875%, 06/15/2010	545,000	545,000
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,261,807

		37,948,882

Total Municipal Obligations (cost $869,590,227)		887,448,617

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $12,465,232)	12,465,232	12,465,232

Total Investments (cost $882,055,459) 101.9%		899,913,849
Other Assets and Liabilities (1.9)%		(16,695,308)

Net Assets 100.0%		$883,218,541

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

+	As restated, see note 12.
(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued. See note 2.
#	When-issued or delayed delivery security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006 (As restated. See Note 12.)

The following table shows the percent of total investments by geographic location as of May 31, 2006:

New York	13.7%	Massachusetts	1.6%
California	6.0%	Tennessee	1.5%
Maryland	5.3%	Minnesota	1.4%
Georgia	5.2%	Arizona	1.4%
South Carolina	5.0%	Ohio	1.2%
Texas	6.1%	New Hampshire	0.7%
North Carolina	4.1%	Pennsylvania	0.5%
Louisiana	3.8%	New Mexico	0.4%
Florida	3.7%	Vermont	0.4%
New Jersey	3.7%	District of Columbia	0.3%
Washington	3.6%	Delaware	0.3%
Alabama	3.4%	Missouri	0.2%
Connecticut	3.0%	Mississippi	0.2%
Michigan	2.5%	West Virginia	0.2%
Wisconsin	2.5%	Maine	0.2%
Indiana	2.4%	Idaho	0.1%
Alaska	2.3%	Oklahoma	0.1%
Nevada	2.3%	Nebraska	0.1%
Illinois	2.6%	Wyoming	0.1%
Kansas	2.0%	Utah	0.0%
Virginia	1.8%	Non-state specific	2.3%
Colorado	1.8%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of May 31, 2006 (unaudited):

AAA	57.6%
AA	7.4%
A	17.5%
BBB	11.8%
NR	5.7%

100.0%

The following table shows the percent of total investments by maturity as of May 31, 2006 (unaudited):

Less than 1 year	10.7%
1 to 3 year(s)	1.4%
5 to 10 years	31.1%
10 to 20 years	46.4%
20 to 30 years	8.5%
Greater than 30 years	1.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006 (As restated. See Note 12.)

Assets
Investments in securities, at value (cost $869,590,227)	$887,448,617
Investments in affiliated money market fund, at value (cost $12,465,232)	12,465,232

Total investments	899,913,849
Receivable for Fund shares sold	1,974,759
Interest receivable	12,749,421
Receivable from investment advisor	12,355
Prepaid expenses and other assets	232,096

Total assets	914,882,480

Liabilities
Dividends payable	1,676,749
Payable for securities purchased	10,186,300
Payable for Fund shares redeemed	508,335
Payable for floating rate notes issued	19,040,000
Interest expense and fee payable	122,975
Due to related parties	2,499
Accrued expenses and other liabilities	127,081

Total liabilities	31,663,939

Net assets	$883,218,541

Net assets represented by
Paid-in capital	$880,993,336
Overdistributed net investment income	(673,038)
Accumulated net realized losses on investments	(14,960,147)
Net unrealized gains on investments	17,858,390

Total net assets	$883,218,541

Net assets consists of
Class A	$639,030,541
Class B	14,260,304
Class C	35,497,730
Class I	194,429,966

Total net assets	$883,218,541

Shares outstanding (unlimited number of shares authorized)
Class A	86,298,739
Class B	1,926,092
Class C	4,794,510
Class I	26,260,562

Net asset value per share
Class A	$7.40
Class A - Offering price (based on sales charge of 4.75%)	$7.77
Class B	$7.40
Class C	$7.40
Class I	$7.40

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2006 (As restated. See Note 12.)

Investment income
Interest	$41,350,718
Income from affiliate	913,023

Total investment income	42,263,741

Expenses
Advisory fee	3,005,719
Distribution Plan expenses
Class A	1,987,969
Class B	161,378
Class C	370,066
Administrative services fee	884,089
Transfer agent fees	570,135
Trustees' fees and expenses	12,480
Printing and postage expenses	53,400
Custodian and accounting fees	269,148
Registration and filing fees	42,071
Professional fees	32,495
Interest expense and fees	632,702
Other	3,586

Total expenses	8,025,238
Less: Expense reductions	(17,882)
Expense reimbursements	(302,796)

Net expenses	7,704,560

Net investment income	34,559,181

Net realized and unrealized gains or losses on investments
Net realized gains on investments	5,225,177
Net change in unrealized gains or losses on investments	(23,146,313)

Net realized and unrealized gains or losses on investments	(17,921,136)

Net increase in net assets resulting from operations	$16,638,045

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

(As restated. See Note 12.)

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$34,559,181		$34,223,590
Net realized gains on investments		5,225,177		17,114,757
Net change in unrealized gains or
losses on investments		(23,146,313)		18,630,227

Net increase in net assets resulting
from operations		16,638,045		69,968,574

Distributions to shareholders from
Net investment income
Class A		(25,513,126)		(26,852,339)
Class B		(508,083)		(638,262)
Class C		(1,166,214)		(1,231,397)
Class I		(7,215,786)		(5,610,857)

Total distributions to shareholders		(34,403,209)		(34,332,855)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,458,394	33,168,533	2,249,665	16,834,987
Class B	431,219	3,230,914	212,517	1,586,073
Class C	779,818	5,832,812	334,684	2,498,282
Class I	7,729,375	57,739,022	8,129,393	60,347,526

		99,971,281		81,266,868

Net asset value of shares issued in
reinvestment of distributions
Class A	1,954,761	14,608,883	2,019,590	15,041,661
Class B	33,379	249,542	43,565	324,313
Class C	84,971	635,148	96,322	717,325
Class I	5,249	39,197	4,309	32,080

		15,532,770		16,115,379

Automatic conversion of Class B
shares to Class A shares
Class A	326,190	2,443,083	269,426	2,011,993
Class B	(326,190)	(2,443,083)	(269,426)	(2,011,993)

		0		0

Payment for shares redeemed
Class A	(10,345,587)	(77,272,108)	(10,889,082)	(80,858,215)
Class B	(588,916)	(4,398,275)	(612,367)	(4,542,282)
Class C	(993,814)	(7,421,727)	(948,077)	(7,068,659)
Class I	(2,240,723)	(16,736,514)	(1,303,821)	(9,712,646)

		(105,828,624)		(102,181,802)

Net increase (decrease) in net assets
resulting from capital share
transactions		9,675,427		(4,799,555)

Total increase (decrease) in net assets		(8,089,737)		30,836,164
Net assets
Beginning of period		891,308,278		860,472,114

End of period		$883,218,541		$891,308,278

Overdistributed net investment income		$(673,038)		$(822,627)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

c. Inverse floating rate obligations

The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At May 31, 2006, the Floating Rate Notes outstanding were as follows:

		Collateral for
Floating Rate	Range of Interest	Floating Rate
Notes Outstanding	Rates	Notes Outstanding

$ 19,040,000	1.12% – 1.325%	$40,705,741

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS continued

During the year ended May 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ (6,383)
Accumulated net realized losses on investments	6,383

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $302,796.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended May 31, 2006, EIS received $25,023 from the sale of Class A shares and $38,604 and $2,092 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,086,878,078 and $1,073,202,848, respectively, for the year ended May 31, 2006.

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $863,483,624. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,751,709 and $3,361,484, respectively, with a net unrealized appreciation of $17,390,225.

As of May 31, 2006, the Fund had $14,491,982 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 673,038	$ 17,390,225	$ 14,491,982

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2006	2005

Ordinary Income	$ 592,591	$ 572,249
Exempt-Interest Income	33,810,618	33,760,606

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. RESTATEMENT INFORMATION

Subsequent to the issuance of its May 31, 2006 financial statements, the Fund determined that its transfer of certain municipal fixed-rate bonds to special purpose tender option bond trusts in connection with its participation in inverse floater structures, during the fiscal years ended May 31, 2006, 2005, 2004, 2003 and 2002, did not meet the criteria for sale accounting under FAS No. 140 and should have been accounted for as secured borrowings. Accordingly, the Fund has restated the statements of assets and liabilities as of May 31, 2006 and the related statement of operations and statements of changes in net assets for the year then ended and the financial highlights for each of the five years in the period then ended.

NOTES TO FINANCIAL STATEMENTS continued

The principal effect of this restatement results in the restatement of the ratio of interest and fee expense for each of the five years in the period ended May 31, 2006 on the financial highlights table. The restatement also results in an increase in investments and recognition of a payable for floating rate notes issued by corresponding amounts as of May 31, 2006, with no effect on previously reported net assets; and an increase to interest income and interest expense and fees by corresponding amounts for the period ended May 31, 2006, with no effect on previously reported net increase in net assets resulting from operations. While the Statements of Assets and Liabilities and Statements of Operations for May 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be the same as described above.

The effects of the restatement by line item for the periods presented in these restated financial statements are as follows:

	Previously
	Reported	Restated
Statement of Assets and Liabilities as of May 31, 2006
Investments in securities, at cost	$851,015,185	$869,590,227
Investments in securities, at value	868,408,617	887,448,617
Total investments	880,873,849	899,913,849
Interest receivable	12,626,446	12,749,421
Total Assets	895,719,505	914,882,480
Payable for floating rate notes issued	0	19,040,000
Interest expense and fee payable	0	122,975
Total Liabilities	12,500,964	31,663,939
Net assets represented by
Accumulated net realized losses on investments	(14,495,189)	(14,960,147)
Net unrealized gains on investments	17,393,432	17,858,390

Statement of Operations for the year ended
May 31, 2006
Interest	40,718,016	41,350,718
Total investment income	41,631,039	42,263,741
Interest expense and fees	0	632,702
Total expenses	7,392,536	8,025,238
Net expenses	7,071,858	7,704,560
Net realized gains on investments	5,435,957	5,225,177
Net change in unrealized gains or losses on investments	23,357,093	23,146,313

Statements of Changes in Net Assets for the year ended
May 31, 2006
Net realized gains on investments	5,435,957	5,225,177
Net change in unrealized gains or losses on investments	23,357,093	23,146,313

NOTES TO FINANCIAL STATEMENTS continued

Financial Highlights for the years ending May 31, 2006, 2005, 2004, 2003 and 2002

	2006		2005		2004		2003		2002

	Previously		Previously		Previously		Previously		Previously
	Reported	Restated	Reported	Restated	Reported	Restated	Reported	Restated	Reported	Restated

Class A
Expenses including
waivers/reimbursements
but excluding expense
reductions	0.80%	0.87%	0.85%	0.92%	0.88%	0.94%	0.83%	0.96%	0.84%	0.93%
Expenses excluding
waivers/reimbursements
and expense reductions	0.85%	0.92%	0.87%	0.93%	0.88%	0.94%	0.84%	0.96%	0.84%	0.93%
Interest and fee expense	0.00%	0.07%	0.00%	0.07%	0.00%	0.06%	0.00%	0.13%	0.00%	0.09%

Class B
Expenses including
waivers/reimbursements
but excluding expense
reductions	1.55%	1.62%	1.57%	1.63%	1.58%	1.64%	1.58%	1.70%	1.59%	1.68%
Expenses excluding
waivers/reimbursements
and expense reductions	1.55%	1.62%	1.57%	1.63%	1.58%	1.64%	1.58%	1.70%	1.59%	1.68%
Interest and fee expense	0.00%	0.07%	0.00%	0.07%	0.00%	0.06%	0.00%	0.13%	0.00%	0.09%

Class C
Expenses including
waivers/reimbursements
but excluding expense
reductions	1.55%	1.62%	1.57%	1.63%	1.58%	1.64%	1.58%	1.70%	1.59%	1.68%
Expenses excluding
waivers/reimbursements
and expense reductions	1.55%	1.62%	1.57%	1.63%	1.58%	1.64%	1.58%	1.70%	1.59%	1.68%
Interest and fee expense	0.00%	0.07%	0.00%	0.07%	0.00%	0.06%	0.00%	0.13%	0.00%	0.09%

Class I
Expenses including
waivers/reimbursements
but excluding expense
reductions	0.55%	0.62%	0.57%	0.63%	0.58%	0.64%	0.58%	0.70%	0.59%	0.68%
Expenses excluding
waivers/reimbursements
and expense reductions	0.55%	0.62%	0.57%	0.63%	0.58%	0.64%	0.58%	0.71%	0.59%	0.68%
Interest and fee expense	0.00%	0.07%	0.00%	0.07%	0.00%	0.06%	0.00%	0.13%	0.00%	0.09%

The restated Financial Highlights for the five-year period ended May 31, 2006, include an additional item, not previously reported, for Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

As discussed in Note 12, the Evergreen Municipal Bond Fund has restated its financial statements and financial highlights as of and for the five-year period ended May 31, 2006.

Boston, Massachusetts
July 24, 2006, except for Note 12 as to which the date is January 25, 2007.

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.27% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP.
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris became Trustee effective July 3, 2006.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566601 rv3  7/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series, Evergreen high Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, of the Registrant’s annual financial statements for the fiscal years ended May 31, 2006 and May 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$105,996	$98,389
Audit -related fees	0	0

Audit and audit-related fees	0	0
Tax fees (1)	800	750
Non-audit fees (2)	900,575	650,575

Total fees	$1,007,371	$749,714

(1) Tax fees consists of fees for tax consultation, tax compliance, tax review and merger related activity.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer had evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and had concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely, at the time of the filing. Although such officers reached this conclusion, they have become aware of matters relating to participation in certain inverse floater structures that necessitated the restatement of financial information included in Item 1 of this filing and, as a result, have re-evaluated disclosure controls and procedures and concluded that they were not effective, as discussed more fully below.

(b) Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the filing of the Evergreen Municipal Bond Fund’s Form N-SAR for its fiscal year ended May 31, 2006, the following control deficiency in the Fund’s internal control over financial reporting was found to exist. The Fund’s controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” As a result of this deficiency, the statement of assets and liabilities, including the schedule of investments as of May 31, 2006, the related statement of operations and statement of changes in net assets for the year then ended and the financial highlights for each of five years in the period ended were restated in order to appropriately account for such transfers of securities as secured borrowings and report the related interest income and expense. Fund Management is taking such actions as is necessary to revise its internal controls over financial reporting to seek to increase the controls’ effectiveness. Following a review of financial statements of other investment companies investing in similar instruments and consultation with others in the investment company industry, including through the facility of the Investment Company Institute, Fund Management believes that in general other investment companies investing in similar investments over the same time periods accounted for such investments in a similar manner as the Fund prior to the Fund’s restatement and, accordingly, such other investment companies investing in such investments to a material extent are also confronting the same issue. Fund Management believes that the restatement is consistent with the broader investment company industry reevaluation of accounting treatment for such investments and that the approach taken therein appropriately reflects this currently ongoing change in prevailing industry practice.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

      January, 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

      January 29, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 28, 2006

      January 29, 2007